FIS Christian Stock Fund (PRAY)

Supplement dated June 30, 2023

to the Prospectus and Statement of Additional Information (“SAI”) dated June 26, 2023

Effective June 30, 2023 “NEOS ETF Trust” will replace “SHP ETF Trust” as the name of the Trust. Accordingly, all references to SHP ETF Trust in the Fund’s Prospectus and SAI are removed and replaced with NEOS ETF Trust. All disclosures to the contrary in the Prospectus and SAI should be disregarded.

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The Fund’s Prospectus and SAI dated June 26, 2023 provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated herein by reference and are available upon request and without charge by calling toll-free 1 (800) 617-0004 .

Please retain this Supplement for future reference.